Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.7%
Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton S.E.	1,284	$790,150
Beverages — 0.2%
PepsiCo, Inc.	1,246	174,988
Chemicals — 1.1%
The Sherwin-Williams Co.	2,320	803,323
Commercial Services — 3.3%
Moody's Corp.	1,890	900,547
TransUnion	18,466	1,547,082
		2,447,629
Computers — 8.4%
Accenture PLC, Class A	7,830	1,930,878
Apple, Inc.	15,918	4,053,200
Gartner, Inc.*	984	258,664
		6,242,742
Cosmetics & Personal Care — 1.2%
L'Oreal S.A.	2,111	917,202
Distribution & Wholesale — 0.9%
Pool Corp.	2,057	637,814
Diversified Financial Services — 8.9%
Brookfield Asset Management Ltd., Class A	13,199	751,140
CME Group, Inc.	2,047	553,079
Mastercard, Inc., Class A	3,040	1,729,182
The Charles Schwab Corp.	9,567	913,362
Visa, Inc., Class A	7,909	2,699,974
		6,646,737
Electric — 2.0%
CMS Energy Corp.	20,591	1,508,497
Electrical Components & Equipment — 3.2%
Eaton Corp. PLC	4,509	1,687,493
Schneider Electric S.E.	2,432	684,540
		2,372,033
Electronics — 8.1%
Amphenol Corp., Class A	18,929	2,342,464
Hubbell, Inc.	3,831	1,648,517
Mettler-Toledo International, Inc.*	628	770,939
TE Connectivity PLC	5,785	1,269,981
		6,031,901
Food — 0.7%
McCormick & Co., Inc.	8,292	554,818
Healthcare Products — 7.3%
Agilent Technologies, Inc.	11,096	1,424,172
Boston Scientific Corp.*	6,685	652,657
Danaher Corp.	5,008	992,886
STERIS PLC	6,483	1,604,153
Stryker Corp.	791	292,409
	Number of Shares	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	906	$439,428
		5,405,705
Healthcare Services — 0.8%
ICON PLC*	3,221	563,675
Household Products & Wares — 1.9%
Church & Dwight Co., Inc.	15,790	1,383,678
Insurance — 3.1%
Aon PLC, Class A	4,468	1,593,200
Marsh & McLennan Cos., Inc.	3,693	744,250
		2,337,450
Internet — 4.4%
Alphabet, Inc., Class A	6,907	1,679,092
Tencent Holdings Ltd.	19,000	1,618,982
		3,298,074
Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	4,983	1,292,789
Machinery — Diversified — 1.6%
Graco, Inc.	5,557	472,123
Otis Worldwide Corp.	8,002	731,623
		1,203,746
Media — 0.2%
The Walt Disney Co.	1,428	163,506
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	6,234	1,166,818
Retail — 2.9%
Ross Stores, Inc.	6,595	1,005,012
Starbucks Corp.	3,396	287,301
The TJX Cos., Inc.	5,831	842,813
		2,135,126
Semiconductors — 14.2%
Analog Devices, Inc.	1,974	485,012
NVIDIA Corp.	38,794	7,238,185
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,667	2,420,606
Texas Instruments, Inc.	2,378	436,910
		10,580,713
Software — 18.2%
Fiserv, Inc.*	5,046	650,581
Microsoft Corp.	21,359	11,062,894
Salesforce, Inc.	5,995	1,420,815
Veeva Systems, Inc., Class A*	1,338	398,603
		13,532,893
Transportation — 0.7%
Canadian Pacific Kansas City Ltd.	7,478	557,036
TOTAL COMMON STOCKS (Cost $48,263,267)		72,749,043

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Diversified — 1.6%
American Tower Corp. (Cost $1,329,463)	6,399	$1,230,656

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $681,354)	681,354	681,354
TOTAL INVESTMENTS — 100.2% (Cost $50,274,084)		$74,661,053
Other Assets & Liabilities — (0.2)%		(178,380)
TOTAL NET ASSETS — 100.0%		$74,482,673

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2025††
United States	81%
Ireland	8
Taiwan	3
France	3
China	2
United Kingdom	2
Canada	1
Total	100%
††	% of total investments as of September 30, 2025.
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